Dividends paid (Tables)	12 Months Ended
Jun. 30, 2025
Dividends paid
Schedule of dividends paid

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Final dividend – prior year	28	6 341	9 295
Interim dividend – current year	—	1 292	4 459
	28	7 633	13 754